COMMITMENTS (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 10, 2019	Mar. 31, 2017	Jun. 29, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Statement Line Items [Line Items]
Lease expenses		$ 61	$ 58	$ 94	$ 29	$ 29
Lease expiration period		The lease agreement will expire on June 30, 2023 with a onetime option for the Company to early terminate the agreement on June 30, 2020 subject to a notice period of 6 months.	The lease agreement expired on June 30, 2016 and the Company utilized its option to extend it for an additional one-year period until June 30, 2017.	The whole lease agreement will expire on June 30, 2023 and the one-time option previously granted to the Company to terminate the lease on June 30, 2020 replaced by one-time option to terminate to whole lease space on December 31, 2021 subject to a notice period of 6 months.	The leases will expire during the years 2018 and 2020. In January 2018 the agreement for one vehicle renewed and will expire in 2020.
Percentage of royalty payable on sales of products developed during first three years				3.00%
Percentage of royalty payable on sales of products developed during subsequent three years				4.00%
Percentage of royalty payable on sales of products developed during commencing of seventh year				5.00%
Percentage of royalty payable on grants received by company				100.00%
Royalty amount payable				$ 460
Percentage to be paid for each payment received				5.38%
Amgen Inc [Member]
Statement Line Items [Line Items]
Amount paid to government of israel	$ 27